Quarterly Holdings Report
for
Fidelity® Series Value Discovery Fund
April 30, 2022
EDT-NPRT1-0622
1.950996.109
Common Stocks - 97.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.5%
Diversified Telecommunication Services - 1.7%
Verizon Communications, Inc.	3,087,300	142,941,990
Entertainment - 0.8%
Activision Blizzard, Inc.	874,200	66,089,520
Interactive Media & Services - 2.0%
Alphabet, Inc. Class A (a)	70,691	161,330,293
Media - 4.0%
Comcast Corp. Class A	5,370,504	213,531,239
Interpublic Group of Companies, Inc.	2,393,514	78,076,427
WPP PLC	3,310,262	41,261,981
		332,869,647
TOTAL COMMUNICATION SERVICES		703,231,450
CONSUMER DISCRETIONARY - 3.4%
Diversified Consumer Services - 0.9%
H&R Block, Inc. (b)	2,744,700	71,554,329
Internet & Direct Marketing Retail - 0.5%
eBay, Inc.	850,400	44,152,768
Multiline Retail - 1.3%
Dollar General Corp.	456,639	108,465,462
Specialty Retail - 0.7%
Ross Stores, Inc.	561,900	56,060,763
TOTAL CONSUMER DISCRETIONARY		280,233,322
CONSUMER STAPLES - 9.3%
Beverages - 1.0%
Coca-Cola European Partners PLC	1,550,900	77,467,455
Food & Staples Retailing - 0.8%
U.S. Foods Holding Corp. (a)	1,779,830	66,957,205
Food Products - 2.5%
Mondelez International, Inc.	2,250,500	145,112,240
Tyson Foods, Inc. Class A	645,900	60,172,044
		205,284,284
Household Products - 4.7%
Procter & Gamble Co.	1,312,500	210,721,875
Reckitt Benckiser Group PLC	776,100	60,524,625
Spectrum Brands Holdings, Inc.	783,127	66,620,614
The Clorox Co.	350,000	50,214,500
		388,081,614
Personal Products - 0.3%
Unilever PLC sponsored ADR	536,300	24,809,238
TOTAL CONSUMER STAPLES		762,599,796
ENERGY - 5.2%
Oil, Gas & Consumable Fuels - 5.2%
Dynagas LNG Partners LP (a)	994,300	3,082,330
Exxon Mobil Corp.	4,017,700	342,508,925
Parex Resources, Inc.	4,397,369	85,712,155
		431,303,410
FINANCIALS - 19.8%
Banks - 7.8%
Bank of America Corp.	4,844,300	172,844,624
Cullen/Frost Bankers, Inc.	192,700	25,492,283
JPMorgan Chase & Co.	1,265,600	151,062,016
M&T Bank Corp.	549,244	91,526,020
PNC Financial Services Group, Inc.	566,800	94,145,480
Wells Fargo & Co.	2,555,800	111,509,554
		646,579,977
Capital Markets - 2.4%
Affiliated Managers Group, Inc.	389,731	48,938,522
BlackRock, Inc. Class A	121,200	75,711,216
Invesco Ltd.	1,008,124	18,529,319
Northern Trust Corp.	539,500	55,595,475
		198,774,532
Diversified Financial Services - 4.5%
Berkshire Hathaway, Inc. Class B (a)	1,152,266	371,986,029
Insurance - 5.1%
Chubb Ltd.	865,339	178,649,237
The Travelers Companies, Inc.	811,970	138,895,588
Willis Towers Watson PLC	476,000	102,273,360
		419,818,185
TOTAL FINANCIALS		1,637,158,723
HEALTH CARE - 19.8%
Biotechnology - 2.1%
Regeneron Pharmaceuticals, Inc. (a)	140,300	92,473,133
Vertex Pharmaceuticals, Inc. (a)	300,100	81,993,322
		174,466,455
Health Care Providers & Services - 10.9%
Anthem, Inc.	250,726	125,846,901
Centene Corp. (a)	2,612,603	210,445,172
Cigna Corp.	847,707	209,197,133
Humana, Inc.	227,922	101,325,004
UnitedHealth Group, Inc.	489,144	248,754,181
		895,568,391
Pharmaceuticals - 6.8%
AstraZeneca PLC sponsored ADR	1,843,454	122,405,346
Bristol-Myers Squibb Co.	2,836,548	213,506,968
Roche Holding AG (participation certificate)	345,629	128,164,090
Sanofi SA sponsored ADR	1,829,178	95,574,551
		559,650,955
TOTAL HEALTH CARE		1,629,685,801
INDUSTRIALS - 8.7%
Aerospace & Defense - 4.2%
Airbus Group NV	566,200	61,982,993
L3Harris Technologies, Inc.	324,200	75,298,692
Lockheed Martin Corp.	171,500	74,108,580
Northrop Grumman Corp.	301,500	132,479,100
		343,869,365
Air Freight & Logistics - 0.6%
Deutsche Post AG	1,097,700	46,896,476
Electrical Equipment - 0.6%
Regal Rexnord Corp.	395,500	50,323,420
Industrial Conglomerates - 0.9%
Siemens AG	627,400	77,141,963
Machinery - 2.4%
ITT, Inc.	440,400	30,924,888
Oshkosh Corp.	861,500	79,637,060
Pentair PLC	874,600	44,385,950
Stanley Black & Decker, Inc.	377,600	45,368,640
		200,316,538
TOTAL INDUSTRIALS		718,547,762
INFORMATION TECHNOLOGY - 8.3%
Communications Equipment - 1.5%
Cisco Systems, Inc.	2,521,475	123,501,846
Electronic Equipment & Components - 1.0%
TE Connectivity Ltd.	659,938	82,347,064
IT Services - 3.4%
Amdocs Ltd.	1,027,125	81,851,591
Capgemini SA	231,000	47,026,760
Cognizant Technology Solutions Corp. Class A	1,100,479	89,028,751
Fiserv, Inc. (a)	137,800	13,493,376
Maximus, Inc.	622,400	45,360,512
		276,760,990
Semiconductors & Semiconductor Equipment - 0.6%
NXP Semiconductors NV	287,300	49,099,570
Software - 1.8%
Aspen Technology, Inc. (a)	278,900	44,216,806
NortonLifeLock, Inc.	2,590,828	64,874,333
Open Text Corp. (b)	1,034,800	41,443,740
		150,534,879
TOTAL INFORMATION TECHNOLOGY		682,244,349
MATERIALS - 3.1%
Chemicals - 1.7%
DuPont de Nemours, Inc.	1,293,595	85,286,718
International Flavors & Fragrances, Inc.	436,160	52,906,208
		138,192,926
Metals & Mining - 1.4%
Lundin Mining Corp.	8,898,500	81,251,240
Newmont Corp.	532,529	38,794,738
		120,045,978
TOTAL MATERIALS		258,238,904
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	32,700	7,881,354
Real Estate Management & Development - 0.6%
CBRE Group, Inc.	606,972	50,402,955
TOTAL REAL ESTATE		58,284,309
UTILITIES - 10.9%
Electric Utilities - 9.4%
Constellation Energy Corp.	1,689,901	100,059,038
Duke Energy Corp.	825,800	90,970,128
Entergy Corp.	325,400	38,673,790
Evergy, Inc.	1,257,400	85,314,590
Exelon Corp.	2,384,406	111,542,513
PG&E Corp. (a)	10,313,000	130,459,450
Portland General Electric Co.	1,073,200	50,794,556
PPL Corp.	1,123,000	31,792,130
Southern Co.	1,922,976	141,127,209
		780,733,404
Multi-Utilities - 1.5%
Dominion Energy, Inc.	1,495,700	122,108,948
TOTAL UTILITIES		902,842,352
TOTAL COMMON STOCKS (Cost $6,147,964,026)		8,064,370,178

Nonconvertible Preferred Stocks - 1.4%
	Shares	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Dynagas LNG Partners LP 9.00%	188,872	4,595,860
INFORMATION TECHNOLOGY - 1.3%
Technology Hardware, Storage & Peripherals - 1.3%
Samsung Electronics Co. Ltd.	2,318,030	108,099,741
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $95,408,405)		112,695,601

Other - 0.2%
	Shares	Value ($)
Other - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e) (Cost $38,739,335)	30,363,145	13,133,700

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.32% (f)	53,051,231	53,061,842
Fidelity Securities Lending Cash Central Fund 0.32% (f)(g)	5,648,885	5,649,450
TOTAL MONEY MARKET FUNDS (Cost $58,711,292)		58,711,292

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,340,823,058)	8,248,910,771
NET OTHER ASSETS (LIABILITIES) - 0.0%	2,551,580
NET ASSETS - 100.0%	8,251,462,351

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,133,700 or 0.2% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 12/16/20	38,739,336

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.32%	68,176,491	407,779,219	422,893,868	28,790	-	-	53,061,842	0.1%
Fidelity Securities Lending Cash Central Fund 0.32%	3,125,550	187,007,165	184,483,265	12,165	-	-	5,649,450	0.0%
Total	71,302,041	594,786,384	607,377,133	40,955	-	-	58,711,292

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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